Note 8 - Notes Payable - Schedule of Promissory Notes (Details) - USD ($)		Dec. 31, 2022	Mar. 31, 2022
Total notes payable		$ 938,232	$ 0
Less: current portion		(938,232)	0
Notes payable, net of current portion		0	0
Convertible Notes Payable [Member] | Former CEO [Member]
Total notes payable	[1]	755,565	0
Convertible Notes Payable [Member] | Former Director [Member]
Total notes payable	[2]	90,000	0
Notes Payable, Other Payables [Member] | Former CEO [Member]
Total notes payable	[3]	$ 92,667	$ 0

[1]	Unsecured Convertible Promissory Note entered into on August 23, 2022 accruing interest at the rate of 6% per annum payable monthly, maturing August 23, 2023. The note is convertible into shares of the Company’s common stock at a price of $0.015 per share, which was the closing price of the common stock on the date the note was entered into. The note is with the former CEO of the Company. On December 29, 2022, the Company issued 4,000,000 shares of common stock in conversion of $60,000.
[2]	Unsecured Convertible Promissory Note entered into on August 23, 2022 accruing interest at the rate of 6% per annum payable monthly, maturing August 23, 2023. The note is convertible into shares of the Company’s common stock at a price of $0.015 per share, which was the closing price of the common stock on the date the note was entered into. The note is with a former director of the Company.
[3]	Unsecured Promissory Note entered into on August 23, 2022 accruing interest at the rate of 6% per annum payable monthly, maturing August 23, 2023. The note is with the former CEO of the Company. In the three and nine months ended December 31, 2022, the Company repaid $46,333.